Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 15, 2025 USD ($) shares $ / shares Rate	Feb. 27, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

From time to time, the Company grants stock options to its employees, including named executive officers. Prior to December 2025, the Company did not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features to be granted to employees. Effective December 15, 2025, the Board adopted an Equity Award Grant Policy, pursuant to which option awards authorized by the Board to be granted to non-executive employees of the Company by Dr. Rajagopalan, in his capacity as a director and Chief Executive Officer, will be made on the 16th day of the month following the date of Dr. Rajagopalan’s approval thereof. Our non-employee directors also receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Program, as further described under the heading “Director Compensation” below. We do not grant option awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.

In fiscal year 2025, certain option awards were granted to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K. Information regarding such awards is set forth in the table below.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Harith Rajagopalan, M.D., Ph.D.	2/27/2025	571,491	1.46	504,055	-3.85%	(1)
Harith Rajagopalan, M.D., Ph.D.	12/15/2025	2,486,302	2.24	3,327,535	-5.36%	(2)
Harith Rajagopalan, M.D., Ph.D.	12/15/2025	1,200,000	2.24	1,606,278	-5.36%	(2)
Jay D. Caplan	2/27/2025	179,700	1.46	160,388	-3.85%	(1)
Jay D. Caplan	12/15/2025	845,226	2.24	1,131,550	-5.36%	(2)
Jay D. Caplan	12/15/2025	810,000	2.24	1,084,238	-5.36%	(2)
Sarah Toomey	2/27/2025	166,200	1.46	148,530	-3.85%	(1)
Sarah Toomey	12/15/2025	743,913	2.24	996,082	-5.36%	(2)
Sarah Toomey	12/15/2025	495,000	2.24	662,590	-5.36%	(2)

(1)
On March 3, 2025, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and a Current Report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2024.
(2)
On December 16, 2025, we filed a Current Report on Form 8-K for our calling of certain warrants to purchase shares of our common stock upon achievement of the performance targets to call such warrants.

Award Timing Method	Effective December 15, 2025, the Board adopted an Equity Award Grant Policy, pursuant to which option awards authorized by the Board to be granted to non-executive employees of the Company by Dr. Rajagopalan, in his capacity as a director and Chief Executive Officer, will be made on the 16th day of the month following the date of Dr. Rajagopalan’s approval thereof.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

In fiscal year 2025, certain option awards were granted to our named executive officers during the time period outlined in Item 402(x) of Regulation S-K. Information regarding such awards is set forth in the table below.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Harith Rajagopalan, M.D., Ph.D.	2/27/2025	571,491	1.46	504,055	-3.85%	(1)
Harith Rajagopalan, M.D., Ph.D.	12/15/2025	2,486,302	2.24	3,327,535	-5.36%	(2)
Harith Rajagopalan, M.D., Ph.D.	12/15/2025	1,200,000	2.24	1,606,278	-5.36%	(2)
Jay D. Caplan	2/27/2025	179,700	1.46	160,388	-3.85%	(1)
Jay D. Caplan	12/15/2025	845,226	2.24	1,131,550	-5.36%	(2)
Jay D. Caplan	12/15/2025	810,000	2.24	1,084,238	-5.36%	(2)
Sarah Toomey	2/27/2025	166,200	1.46	148,530	-3.85%	(1)
Sarah Toomey	12/15/2025	743,913	2.24	996,082	-5.36%	(2)
Sarah Toomey	12/15/2025	495,000	2.24	662,590	-5.36%	(2)

(1)
On March 3, 2025, we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and a Current Report on Form 8-K related to our financial results for the fourth quarter and fiscal year ended December 31, 2024.
(2)
On December 16, 2025, we filed a Current Report on Form 8-K for our calling of certain warrants to purchase shares of our common stock upon achievement of the performance targets to call such warrants.

Harith Rajagopalan | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Harith Rajagopalan	Harith Rajagopalan
Underlying Securities | shares		2,486,302	571,491
Exercise Price | $ / shares		$ 2.24	$ 1.46
Fair Value as of Grant Date | $		$ 3,327,535	$ 504,055
Underlying Security Market Price Change | Rate		(5.36%)	(3.85%)
Harith Rajagopalan | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Harith Rajagopalan
Underlying Securities | shares		1,200,000
Exercise Price | $ / shares		$ 2.24
Fair Value as of Grant Date | $		$ 1,606,278
Underlying Security Market Price Change | Rate		(5.36%)
Jay D. Caplan | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jay D. Caplan	Jay D. Caplan
Underlying Securities | shares		845,226	179,700
Exercise Price | $ / shares		$ 2.24	$ 1.46
Fair Value as of Grant Date | $		$ 1,131,550	$ 160,388
Underlying Security Market Price Change | Rate		(5.36%)	(3.85%)
Jay D. Caplan | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Jay D. Caplan
Underlying Securities | shares		810,000
Exercise Price | $ / shares		$ 2.24
Fair Value as of Grant Date | $		$ 1,084,238
Underlying Security Market Price Change | Rate		(5.36%)
Sarah Toomey | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Sarah Toomey	Sarah Toomey
Underlying Securities | shares		743,913	166,200
Exercise Price | $ / shares		$ 2.24	$ 1.46
Fair Value as of Grant Date | $		$ 996,082	$ 148,530
Underlying Security Market Price Change | Rate		(5.36%)	(3.85%)
Sarah Toomey | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Sarah Toomey
Underlying Securities | shares		495,000
Exercise Price | $ / shares		$ 2.24
Fair Value as of Grant Date | $		$ 662,590
Underlying Security Market Price Change | Rate		(5.36%)